Earnings Per Share - Summary Of Weighted Average Number Of Diluted Common Shares Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Outstanding shares	212,982,275	212,886,342	212,699,730	218,032,053
Effect of treasury shares	66,719	148,408	(767,438)
Adjusted weighted average number of common shares outstanding	212,975,220	213,428,916	217,452,721
Share Option [member]
Statement [Line Items]
Effect of Spin-off	22,159	580,778	188,106